Customer deposits - Schedule of customer deposits by type (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of customer deposits [line items]
Non-interest bearing	€ 30,039	€ 27,168
Interest bearing	691,334	664,493
Customer deposits	721,373	691,661
Netherlands
Disclosure of customer deposits [line items]
Non-interest bearing	3	26
Interest bearing	246,230	237,395
Customer deposits	246,233	237,421
Rest of the world
Disclosure of customer deposits [line items]
Non-interest bearing	30,036	27,142
Interest bearing	445,104	427,098
Customer deposits	€ 475,140	€ 454,240